Cover	Mar. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2021
Entity File Number	001-39990
Entity Registrant Name	ANGION BIOMEDICA CORP.
Entity Central Index Key	0001601485
Entity Tax Identification Number	11-3430072
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	51 Charles Lindbergh Boulevard
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11553
City Area Code	415
Local Phone Number	655-4899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ANGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false